CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses
General and administrative	$ (107,645)	¥ (749,404)	¥ (487,372)	¥ (637,795)
Share of loss of subsidiaries and affiliated entities	320	2,223
Total operating expenses	(280,361)	(1,951,819)	(1,524,121)	(2,051,320)
Loss from operations	(125,089)	(870,844)	(348,994)	(883,426)
Other income/(expenses)
Interest income	22,532	156,862	152,929	130,250
Foreign exchange losses, net	(162)	(1,131)	(11,729)	(2,394)
Other income, net	2,658	18,509	16,494	(121)
Loss before income tax expense	(104,952)	(730,656)	(199,218)	(755,691)
Net loss	(99,767)	(694,565)	(185,512)	(767,304)
Accretion on redeemable noncontrolling interests	(666)	(4,634)	(2,422)	(5,725)
Net loss attributable to ordinary shareholders	(100,433)	(699,199)	(187,934)	(773,029)
Net loss	(99,767)	(694,565)	(185,512)	(767,304)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax		9,705	11,693	(128,539)
Comprehensive loss	(98,373)	(684,860)	(173,819)	(895,843)
Parent Company [Member]
Operating expenses
General and administrative	(561)	(3,903)	(3,147)	(6,715)
Share of loss of subsidiaries and affiliated entities	(99,005)	(689,252)	(183,670)	(761,841)
Total operating expenses	(99,566)	(693,155)	(186,817)	(768,556)
Loss from operations	(99,566)	(693,155)	(186,817)	(768,556)
Other income/(expenses)
Interest income				6
Foreign exchange losses, net	(353)	(2,457)	0	(12)
Other income, net	152	1,047	1,305	1,258
Loss before income tax expense	(99,767)	(694,565)	(185,512)	(767,304)
Net loss	(99,767)	(694,565)	(185,512)	(767,304)
Accretion on redeemable noncontrolling interests	(666)	(4,634)	(2,422)	(5,725)
Net loss attributable to ordinary shareholders	(100,433)	(699,199)	(187,934)	(773,029)
Net loss	(99,767)	(694,565)	(185,512)	(767,304)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	1,394	9,705	11,693	(128,539)
Comprehensive loss	$ (98,373)	¥ (684,860)	¥ (173,819)	¥ (895,843)